Employee benefits expense - Summary of Average Staff Numbers (Detail) - Director	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Average number of employees	2,108	1,556
Engineers [Member]
Statement [Line Items]
Average number of employees	515	670
Sales Marketing [Member]
Statement [Line Items]
Average number of employees	88	108
Finance, HR Legal [Member]
Statement [Line Items]
Average number of employees	146	178
Clinical Operations [Member]
Statement [Line Items]
Average number of employees	586	476
Clinicians [Member]
Statement [Line Items]
Average number of employees	773	124